UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

Stock Index Portfolio

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED
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                                                                                          STOCK
                                                                                          INDEX
                                                                                        PORTFOLIO
                                                                                     ----------------
                                                                                     ----------------
ASSETS:
     Investments in securities, market value  (1)                                  $     564,023,586
     Cash                                                                                     55,639
     Dividends receivable                                                                    665,053
     Subscriptions receivable                                                                  2,153
     Receivable for investments sold                                                         394,646
                                                                                     ----------------
                                                                                     ----------------

     Total assets                                                                        565,141,077
                                                                                     ----------------
                                                                                     ----------------

LIABILITIES:

     Due to investment adviser                                                               291,009
     Payable for investments purchased                                                       125,620
     Variation on futures contracts                                                              800
                                                                                     ----------------
                                                                                     ----------------

     Total liabilities                                                                       417,429
                                                                                     ----------------
                                                                                     ----------------

NET ASSETS                                                                         $     564,723,648
                                                                                     ================
                                                                                     ================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                 $       2,647,425
     Additional paid-in capital                                                          470,841,653
     Net unrealized appreciation on investments and futures contracts                     53,456,237
     Undistributed net investment income                                                     133,057
     Accumulated net realized gain on investments and futures contracts                   37,645,276
                                                                                     ----------------
                                                                                     ----------------

NET ASSETS                                                                         $     564,723,648
                                                                                     ================
                                                                                     ================

NET ASSET VALUE PER OUTSTANDING SHARE                                              $           21.33
                                                                                     ================
                                                                                     ================
(Offering and Redemption Price)                                                                    -

SHARES OF CAPITAL STOCK:
     Authorized                                                                          300,000,000
     Outstanding                                                                          26,474,247

(1)  Cost of investments in securities:                                            $     510,477,424

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003

UNAUDITED
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                         STOCK
                                                                                         INDEX
                                                                                       PORTFOLIO
                                                                                     ---------------
                                                                                     ---------------
INVESTMENT INCOME:
     Interest                                                                      $          8,036
     Dividends                                                                            5,163,400
                                                                                     ---------------
                                                                                     ---------------

     Total income                                                                         5,171,436
                                                                                     ---------------
                                                                                     ---------------

EXPENSES:

     Management fees                                                                      1,772,000
                                                                                     ---------------
                                                                                     ---------------

NET INVESTMENT INCOME                                                                     3,399,436
                                                                                     ---------------
                                                                                     ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                    40,547,264
     Net realized gain on futures contracts                                                 352,087
     Change in net unrealized appreciation on investments                                16,738,310
     Change in net unrealized depreciation on futures contracts                             (40,475)
                                                                                     ---------------
                                                                                     ---------------

     Net realized and unrealized gain on investments and futures contracts               57,597,186
                                                                                     ---------------
                                                                                     ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $     60,996,622
                                                                                     ===============
                                                                                     ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002

---------------------------------------------------------------------------------------------------------
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                                                                                   STOCK INDEX
                                                                                    PORTFOLIO
                                                                          -------------------------------
                                                                          -------------------------------
                                                                              2003             2002
                                                                          --------------   --------------
                                                                          --------------   --------------
                                                                            UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                              $     3,399,436  $     6,935,909
     Net realized gain on investments                                        40,547,264       57,315,793
     Net realized gain (loss) on futures contracts                              352,087       (1,682,707)
     Change in net unrealized appreciation on investments                    16,738,310     (242,514,311)
     Change in net unrealized depreciation on futures contracts                 (40,475)         (78,475)
                                                                          --------------   --------------
                                                                          --------------   --------------

     Net increase (decrease) in net assets resulting from operations         60,996,622     (180,023,791)
                                                                          --------------   --------------
                                                                          --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                              (3,266,379)      (7,029,226)
     From net realized gains                                                                 (56,392,075)
                                                                          --------------   --------------
                                                                          --------------   --------------

     Total distributions                                                     (3,266,379)     (63,421,301)
                                                                          --------------   --------------
                                                                          --------------   --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                       40,123,329      161,204,244
     Reinvestment of distributions                                            3,266,379       63,421,301
     Redemptions of shares                                                 (163,789,947)    (218,773,283)
                                                                          --------------   --------------
                                                                          --------------   --------------

     Net increase (decrease) in net assets resulting from share            (120,400,239)       5,852,262
        transactions

                                                                          --------------   --------------
                                                                          --------------   --------------

     Total decrease in net assets                                           (62,669,996)    (237,592,830)

NET ASSETS:
     Beginning of period                                                    627,393,644      864,986,474
                                                                          --------------   --------------
                                                                          --------------   --------------

     End of period  (1)                                                 $   564,723,648  $   627,393,644
                                                                          ==============   ==============
                                                                          ==============   ==============


OTHER INFORMATION:

SHARES:  (2)

     Sold                                                                     2,054,940        7,098,624
     Issued in reinvestment of distributions                                    153,064        3,231,590
     Redeemed                                                                (8,332,949)      (9,336,039)
                                                                          --------------   --------------
                                                                          --------------   --------------

     Net increase (decrease)                                                 (6,124,945)         994,175
                                                                          ==============   ==============
                                                                          ==============   ==============
(1) Including undistributed net investment income                       $       133,057  $

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

STOCK INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

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Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months Ended                 Year Ended December 31,
                                    ------------------------------------------------------------------
                                    ------------------------------------------------------------------
                                    June 30, 2003    2002 ~   2001 ~     2000 ~     1999 ~      1998 ~
                                    ---------------------  ---------  ---------  ---------   ---------
                                    ---------------------  ---------  ---------  ---------   ---------
                                         UNAUDITED
Net Asset Value, Beginning of Period$    19.25 $    27.37 $    33.58 $    40.44 $    35.82  $    29.47

Income from Investment Operations

Net investment income                    0.13       0.14       0.21       0.23       0.27        0.28
Net realized and unrealized gain (loss)  2.07      (6.23)     (4.20)     (3.35)      6.68        7.54
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Income (Loss) From

    Investment Operations                2.20      (6.09)     (3.99)     (3.12)      6.95        7.82
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Less Distributions

From net investment income              (0.12)     (0.14)     (0.21)     (0.23)     (0.27)      (0.28)
From net realized gains                            (1.89)     (2.01)     (3.51)     (2.06)      (1.19)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Distributions                     (0.12)     (2.03)     (2.22)     (3.74)     (2.33)      (1.47)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Net Asset Value, End of Period    $     21.33 $    19.25 $    27.37 $    33.58 $    40.44  $    35.82
                                    ==========  =========  =========  =========  =========   =========
                                    ==========  =========  =========  =========  =========   =========


Total Return                           11.45% o  (21.94%)   (11.63%)    (7.94%)    19.73%      26.79%

Net Assets, End of Period ($000)  $   564,724 $  627,394 $  864,986 $ 1,027,978$ 1,166,072 $ 1,029,722

Ratio of Expenses to Average Net Assets 0.60% *    0.60%      0.60%      0.60%      0.60%       0.60%

Ratio of Net Investment Income to

    Average Net Assets                  1.15% *    0.97%      0.70%      0.60%      0.71%       0.87%

Portfolio Turnover Rate                 3.96% o   19.52%     11.46%     15.71%     10.69%      12.91%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized





MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the Stock Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Portfolio is nondiversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $23,199,920 and $145,022,627 respectively. For the same period, there were no purchases or sales of U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $519,648,793. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $124,744,066 and gross depreciation of securities in which there was an excess of tax cost over value of $80,369,272, resulting in net appreciation of $44,374,794.

5. FUTURES CONTRACTS

      As of June 30, 2003, the Portfolio had 13 open S&P 500 and 1 open S&P MidCap 400 long futures contracts. The contracts expire in September 2003 and the Portfolio has recorded unrealized depreciation of $4,400 and $85,525, respectively, for a total unrealized depreciation of $89,925.

6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on corporate reorganizations. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Statement of Changes in Net Assets and Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

The Maxim Series Fund

Stock Index Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 1.98%
     48,013 Boeing Co                                                  1,647,806
     11,331 General Dynamics Corp                                        821,498
      6,651 Goodrich Corp                                                139,671
     49,039 Honeywell International Inc                                1,316,697
      5,475 L-3 Communications Holdings Inc*                             238,108
     25,748 Lockheed Martin Corp                                       1,224,832
     10,498 Northrop Grumman Corp                                        905,872
      3,000 Precision Castparts Corp                                      93,300
     23,423 Raytheon Co                                                  769,211
     10,130 Rockwell Collins                                             249,502
        600 Sequa Corp Class A*                                           20,580
     53,511 United Technologies Corp                                   3,790,184
                                                                     $11,217,261

AGRICULTURE --- 0.14%

     36,750 Archer-Daniels-Midland Co                                    472,973
      6,501 IMC Global Inc                                                43,622
     14,938 Monsanto Co                                                  323,258
                                                                        $839,853

AIR FREIGHT --- 1.04%
      2,750 Airborne Inc                                                  57,475
      4,806 CH Robinson Worldwide Inc                                    170,901
      2,837 CNF Inc                                                       72,003
      2,600 EGL Inc*                                                      39,520
      5,924 Expeditors International of Washington Inc                   205,207
     17,089 FedEx Corp                                                 1,060,031
      2,240 JB Hunt Transport Services Inc*                               84,560
      3,590 Ryder System Inc                                              91,976
     64,287 United Parcel Service Inc Class B                          4,095,082
                                                                      $5,876,755

AIRLINES --- 0.15%

      1,500 Alaska Air Group Inc*                                         32,175
      6,968 Delta Air Lines Inc                                          102,290
     44,410 Southwest Airlines Co                                        763,852
                                                                        $898,317

AUTO PARTS & EQUIPMENT --- 0.29%
      3,900 ArvinMeritor Inc                                              78,702
      1,100 Bandag Inc                                                    40,997
      1,523 BorgWarner Inc                                                98,081
      4,199 Cooper Tire & Rubber Co                                       73,860
      8,487 Dana Corp                                                     98,110
     31,958 Delphi Corp                                                  275,798
      4,310 Gentex Corp*                                                 131,929
      9,950 Goodyear Tire & Rubber Co                                     52,238
      5,100 Johnson Controls Inc                                         436,560
      3,743 Lear Corp*                                                   172,253
      1,900 Modine Manufacturing Co                                       36,803
      1,579 Superior Industries International Inc                         65,844
      7,388 Visteon Corp                                                  50,756
                                                                      $1,611,931

AUTOMOBILES --- 0.41%

    104,545 Ford Motor Co                                              1,148,950
     32,075 General Motors Corp                                        1,154,700
                                                                      $2,303,650

BANKS --- 6.64%

     20,079 AmSouth Bancorp                                              438,525
      4,274 Associated Banc-Corp                                         157,625
     26,920 BB&T Corp                                                    923,356
     65,300 Bank One Corp                                              2,427,854
     85,574 Bank of America Corp                                       6,762,913
      3,421 Bank of Hawaii Corp                                          113,406
      9,286 Banknorth Group Inc                                          236,979
     12,873 Charter One Financial Inc                                    401,380
      2,750 City National Corp                                           122,540
      7,000 Colonial BancGroup Inc                                        97,090
     10,037 Comerica Inc                                                 466,721
      3,959 Commerce Bancorp Inc                                         146,879
      7,250 Compass Bancshares Inc                                       253,243
     32,818 Fifth Third Bancorp                                        1,881,784
      7,270 First Tennessee National Corp                                319,226
      3,942 First Virginia Banks Inc                                     169,979
      4,775 FirstMerit Corp                                              109,157
     60,083 FleetBoston Financial Corp                                 1,785,066
      2,908 Greater Bay Bancorp                                           59,730
      8,941 Hibernia Corp                                                162,369
     12,992 Huntington Bancshares Inc                                    253,604
     24,089 KeyCorp                                                      608,729
      6,874 M&T Bank Corp                                                578,928
     12,949 Marshall & Ilsley Corp                                       395,980
     24,686 Mellon Financial Corp                                        685,037
      3,952 Mercantile Bankshares Corp                                   155,630
     34,932 National City Corp                                         1,142,626
     11,645 National Commerce Financial Corp                             258,403
      8,994 North Fork Bancorp Inc                                       306,336
     12,639 Northern Trust Corp                                          528,184
     16,222 PNC Financial Services Group                                 791,796
      2,800 Provident Financial Group Inc                                 71,764
     12,653 Regions Financial Corp                                       427,418
      2,178 Silicon Valley Bancshares*                                    51,858
     19,428 SouthTrust Corp                                              528,442
     18,985 State Street Corp                                            748,009
     15,974 SunTrust Banks Inc                                           947,897
     17,342 Synovus Financial Corp                                       372,853
      4,144 TCF Financial Corp                                           165,097
    109,718 US Bancorp                                                 2,688,091
     11,288 Union Planters Corp                                          350,267
     76,916 Wachovia Corp                                              3,073,563
     95,740 Wells Fargo & Co                                           4,825,296
      1,870 Westamerica Bancorp                                           80,560
      3,700 Wilmington Trust Corp                                        108,595
      5,135 Zions Bancorp                                                259,882
                                                                     $37,440,667

BIOTECHNOLOGY --- 1.42%

     71,978 Amgen Inc*                                                 4,782,218
      8,499 Biogen Inc*                                                  322,962
      2,613 Charles River Laboratories International Inc*                 84,086
     10,635 Chiron Corp*                                                 464,962
     12,364 Genzyme Corp*                                                516,815
     11,457 Gilead Sciences Inc*                                         636,780
      8,821 IDEC Pharmaceuticals Corp*                                   299,914
     14,354 MedImmune Inc*                                               522,055
     16,948 Millennium Pharmaceuticals Inc*                              266,592
      5,300 Protein Design Labs Inc*                                      74,094
      4,292 Vertex Pharmaceuticals Inc*                                   62,663
                                                                      $8,033,141

BROADCAST/MEDIA --- 1.12%

     35,112 Clear Channel Communications Inc*                          1,488,398
    128,495 Comcast Corp*                                              3,877,979
      3,109 Emmis Communications Corp*                                    71,352
      2,950 Entercom Communications Corp*                                144,580
      6,195 Hispanic Broadcasting Corp*                                  157,663
     13,050 Univision Communications Inc Class A*                        396,720
      5,886 Westwood One Inc*                                            199,712
                                                                      $6,336,404

BUILDING MATERIALS --- 0.23%
      4,088 American Standard Cos Inc*                                   302,226
      2,796 Martin Marietta Materials Inc                                 93,974
     27,187 Masco Corp                                                   648,410
      5,855 Vulcan Materials Co                                          217,045
      2,200 York International Corp                                       51,480
                                                                      $1,313,135

CHEMICALS --- 1.46%

     12,979 Air Products & Chemicals Inc                                 539,926
      4,050 Airgas Inc                                                    67,838
      2,350 Albemarle Corp                                                65,730
      3,550 Cabot Corp                                                   101,885
      6,448 Crompton Corp                                                 45,458
      2,200 Cytec Industries Inc*                                         74,360
     52,342 Dow Chemical Co                                            1,620,508
     56,896 EI du Pont de Nemours & Co                                 2,369,149
      4,425 Eastman Chemical Co                                          140,140
     14,950 Ecolab Inc                                                   382,720
      7,131 Engelhard Corp                                               176,635
      2,000 FMC Corp*                                                     45,260
      2,300 Ferro Corp                                                    51,819
      2,800 Great Lakes Chemical Corp                                     57,120
      6,218 Hercules Inc*                                                 61,558
      1,990 Imation Corp                                                  75,262
      5,371 International Flavors & Fragrances Inc                       171,496
      2,900 Lubrizol Corp                                                 89,871
      9,206 Lyondell Chemical Co                                         124,557
      1,150 Minerals Technologies Inc                                     55,959
      3,221 Olin Corp                                                     55,079
      9,689 PPG Industries Inc                                           491,620
      9,273 Praxair Inc                                                  557,307
      6,537 RPM Inc                                                       89,884
     12,643 Rohm & Haas Co                                               392,312
      4,040 Sigma-Aldrich Corp                                           218,887
      2,907 Valspar Corp                                                 122,734
                                                                      $8,245,074

COMMUNICATIONS - EQUIPMENT --- 2.23%
     20,648 3Com Corp*                                                    96,633
     45,734 ADC Telecommunications Inc*                                  106,469
      2,200 ADTRAN Inc*                                                  112,838
      4,796 Advanced Fibre Communications*                                78,031
      5,587 Andrew Corp*                                                  51,400
     21,705 Avaya Inc*                                                   140,214
      2,600 Avocent Corp*                                                 77,818
     26,856 CIENA Corp*                                                  139,383
    401,038 Cisco Systems Inc*                                         6,693,324
      3,350 CommScope Inc*                                                31,825
     10,690 Comverse Technology Inc*                                     160,671
     72,312 Corning Inc*                                                 534,386
      3,750 Harris Corp                                                  112,688
     81,698 JDS Uniphase Corp*                                           286,760
    236,356 Lucent Technologies Inc*                                     479,803
      6,524 McDATA Corp*                                                  95,707
    132,290 Motorola Inc                                               1,247,495
      2,500 Plantronics Inc*                                              54,175
      5,570 Polycom Inc*                                                  77,200
      3,750 Powerwave Technologies Inc*                                   23,513
     45,137 QUALCOMM Inc                                               1,613,648
      8,523 Scientific-Atlanta Inc                                       203,188
     23,548 Tellabs Inc*                                                 154,710
                                                                     $12,571,879

COMPUTER HARDWARE & SYSTEMS --- 3.67%
     20,813 Apple Computer Inc*                                          397,945
    146,698 Dell Computer Corp*                                        4,688,468
      4,183 Diebold Inc                                                  180,915
    124,952 EMC Corp*                                                  1,308,247
     18,490 Gateway Inc*                                                  67,489
    174,376 Hewlett-Packard Co                                         3,714,209
      2,200 InFocus Corp*                                                 10,384
     98,813 International Business Machines Corp                       8,152,073
      7,262 Lexmark International Group Inc Class A*                     513,932
      5,400 NCR Corp*                                                    138,348
     19,298 Network Appliance Inc*                                       312,821
      9,850 Quantum Corp*                                                 39,893
      3,974 Sandisk Corp*                                                160,351
      6,173 Storage Technology Corp*                                     158,893
    184,499 Sun Microsystems Inc*                                        848,695
                                                                     $20,692,663

COMPUTER SOFTWARE & SERVICES --- 5.19%
      5,642 Activision Inc*                                               72,895
      4,841 Acxiom Corp*                                                  73,051
     13,283 Adobe Systems Inc                                            425,986
      1,800 Advent Software*                                              30,438
      3,235 Ascential Software Corp*                                      53,179
      6,310 Autodesk Inc                                                 101,970
     13,265 BMC Software Inc*                                            216,617
     15,260 Cadence Design Systems Inc*                                  184,036
      9,393 Citrix Systems Inc*                                          191,241
     33,041 Computer Associates International Inc                        736,153
     21,507 Compuware Corp*                                              124,095
      8,346 Electronic Arts Inc*                                         617,521
      2,700 Fair Isaac Corp                                              138,915
      4,512 Gartner Inc*                                                  33,840
      2,833 Internet Security Systems Inc*                                41,050
     11,766 Intuit Inc*                                                  523,940
      4,922 Jack Henry & Associates Inc                                   87,562
      3,750 Keane Inc*                                                    51,113
      6,550 Legato Systems Inc*                                           54,955
      5,750 MPS Group Inc*                                                39,560
      3,450 Macromedia Inc*                                               72,588
      2,700 Macrovision Corp*                                             53,784
      3,850 Mentor Graphics Corp*                                         55,748
      4,904 Mercury Interactive Corp*                                    189,343
    613,427 Microsoft Corp                                            15,709,925
      8,849 Network Associates Inc*                                      112,205
     20,950 Novell Inc*                                                   64,526
    299,564 Oracle Corp*                                               3,600,759
      3,621 Overture Services Inc*                                        65,649
     15,100 Parametric Technology Corp*                                   46,055
     17,999 PeopleSoft Inc*                                              316,602
      3,300 RSA Security  Inc*                                            35,475
      3,000 Retek Inc*                                                    19,200
      3,829 Reynolds & Reynolds Co Class A                               109,356
     27,896 Siebel Systems Inc*                                          266,128
      5,389 Sybase Inc*                                                   74,961
      8,460 Symantec Corp*                                               371,056
      4,343 Synopsys Inc*                                                268,615
      4,450 Titan Corp*                                                   45,791
      2,000 Transaction Systems Architects Inc Class A*                   17,920
     18,727 Unisys Corp*                                                 229,968
     23,657 VERITAS Software Corp*                                       678,246
      4,550 Wind River Systems*                                           17,336
     34,474 Yahoo! Inc*                                                1,129,368
     18,217 eBay Inc*                                                  1,897,847
                                                                     $29,246,487

CONGLOMERATES --- 3.91%

     22,379 3M Co                                                      2,886,443
      4,948 ALLETE Inc                                                   131,369
      1,776 Carlisle Cos Inc                                              74,876
    571,101 General Electric Co                                       16,379,177
      2,300 Teleflex Inc                                                  97,865
      7,716 Textron Inc                                                  301,078
    114,056 Tyco International Ltd                                     2,164,783
                                                                     $22,035,591

CONTAINERS --- 0.15%

      3,237 Ball Corp                                                    147,316
      3,050 Bemis Co Inc                                                 142,740
      9,100 Pactiv Corp*                                                 179,361
      4,866 Sealed Air Corp*                                             231,914
      3,063 Temple-Inland Inc                                            131,433
                                                                        $832,764

COSMETICS & PERSONAL CARE --- 0.51%
      3,345 Alberto-Culver Co Class B                                    170,930
     13,437 Avon Products Inc                                            835,781
     58,376 Gillette Co                                                1,859,859
                                                                      $2,866,570

DISTRIBUTORS --- 0.35%

      4,329 Fastenal Co                                                  146,926
      9,880 Genuine Parts Co                                             316,259
      7,640 SUPERVALU Inc                                                162,885
     37,145 SYSCO Corp                                                 1,115,836
      5,270 WW Grainger Inc                                              246,425
                                                                      $1,988,331

ELECTRIC COMPANIES --- 2.42%
      7,150 Allegheny Energy Inc                                          60,418
      5,296 Alliant Energy Corp                                          100,783
      9,229 Ameren Corp                                                  406,999
     22,589 American Electric Power Co Inc                               673,830
      1,800 Black Hills Corp                                              55,260
      8,200 CMS Energy Corp                                               66,420
     17,379 CenterPoint Energy Inc                                       141,639
     10,052 Cinergy Corp                                                 369,813
     12,761 Consolidated Edison Inc                                      552,296
      9,414 Constellation Energy Group                                   322,900
      7,164 DPL Inc                                                      114,194
      4,251 DQE Inc                                                       64,063
      9,648 DTE Energy Co                                                372,799
     17,802 Dominion Resources Inc                                     1,144,135
     18,581 Edison International*                                        305,286
     12,937 Entergy Corp                                                 682,815
     18,561 Exelon Corp                                                1,110,133
     10,481 FPL Group Inc                                                700,655
     17,014 FirstEnergy Corp                                             654,188
      3,915 Great Plains Energy Inc                                      113,065
      2,100 Hawaiian Electric Industries Inc                              96,285
      2,200 IDACORP Inc                                                   57,750
      3,085 NSTAR                                                        140,522
      7,516 Northeast Utilities                                          125,818
      4,526 OGE Energy Corp                                               96,721
     23,288 PG&E Corp*                                                   492,541
      2,200 PNM Resources Inc                                             58,850
      9,690 PPL Corp                                                     416,670
      9,652 Pepco Holdings Inc                                           184,932
      5,205 Pinnacle West Capital Corp                                   194,927
     13,786 Progress Energy Inc                                          605,205
      8,100 Progress Energy Inc @ (CVO)*                                       0
     12,945 Public Service Enterprise Group Inc                          546,926
      5,350 Puget Energy Inc                                             127,705
     41,195 Southern Co                                                1,283,636
     10,080 TECO Energy Inc                                              120,859
     18,424 TXU Corp                                                     413,619
      1,879 WPS Resources Corp                                            75,536
      4,050 Westar Energy Inc                                             65,732
      6,587 Wisconsin Energy Corp                                        191,023
     22,693 Xcel Energy Inc                                              341,303
                                                                     $13,648,332

ELECTRONIC INSTRUMENT & EQUIP --- 0.93%
     26,889 Agilent Technologies Inc*                                    525,680
     11,144 American Power Conversion Corp*                              173,735
      1,850 Ametek Inc                                                    67,803
      5,665 Arrow Electronics Inc*                                        86,335
      6,795 Avnet Inc*                                                    86,161
      4,765 CDW Corp*                                                    218,237
      5,295 Cooper Industries Inc                                        218,684
     24,082 Emerson Electric Co                                        1,230,590
      3,400 Hubbell Inc Class B                                          112,540
     11,276 Jabil Circuit Inc*                                           249,200
      4,850 KEMET Corp*                                                   48,985
     10,866 Molex Inc                                                    293,273
      2,957 National Instruments Corp*                                   111,715
      2,200 Newport Corp*                                                 32,560
      7,171 PerkinElmer Inc                                               99,032
      2,350 Plexus Corp*                                                  27,096
      4,650 Power-One Inc*                                                33,248
     10,529 Rockwell Automation Inc                                      251,011
     29,115 Sanmina Corp*                                                183,716
     47,319 Solectron Corp*                                              176,973
     13,147 Symbol Technologies Inc                                      171,042
      3,226 Tech Data Corp*                                               86,166
      4,786 Tektronix Inc*                                               103,378
      9,243 Thermo Electron Corp*                                        194,288
      3,250 Thomas & Betts Corp*                                          46,963
      1,972 Varian Inc*                                                   68,369
      9,109 Vishay Intertechnology Inc*                                  120,239
      7,123 Waters Corp*                                                 207,493
                                                                      $5,224,512

ELECTRONICS - SEMICONDUCTOR --- 3.27%
     19,718 Advanced Micro Devices Inc*                                  126,392
     21,798 Altera Corp*                                                 357,487
     20,903 Analog Devices Inc*                                          727,842
     94,694 Applied Materials Inc*                                     1,501,847
     17,350 Applied Micro Circuits Corp*                                 104,968
     26,700 Atmel Corp*                                                   67,551
     16,020 Broadcom Corp Class A*                                       399,058
      1,414 Cabot Microelectronics Corp*                                  71,365
      3,507 Credence Systems Corp*                                        29,704
      4,100 Cree Inc*                                                     66,748
      7,150 Cypress Semiconductor Corp*                                   85,800
      6,626 Fairchild Semiconductor Intl Inc*                             84,747
      4,000 Integrated Circuit Systems Inc                               125,720
      5,844 Integrated Device Technology Inc*                             64,576
    373,344 Intel Corp                                                 7,759,582
      3,650 International Rectifier Corp*                                 97,893
      7,849 Intersil Holding Corp*                                       208,862
     10,923 KLA-Tencor Corp*                                             507,810
     21,362 LSI Logic Corp*                                              151,243
      2,800 LTX Corp*                                                     24,136
      7,183 Lam Research Corp*                                           130,802
      6,350 Lattice Semiconductor Corp*                                   52,261
     17,885 Linear Technology Corp                                       576,076
     18,573 Maxim Integrated Products Inc                                635,011
      5,230 Micrel Inc*                                                   54,340
     11,627 Microchip Technology Inc                                     286,373
     34,679 Micron Technology Inc*                                       403,317
      9,057 NVIDIA Corp*                                                 208,402
     10,366 National Semiconductor Corp*                                 204,418
      8,591 Novellus Systems Inc*                                        314,611
      9,645 PMC-Sierra Inc*                                              113,136
      5,333 QLogic Corp*                                                 257,744
     10,400 RF Micro Devices Inc*                                         62,608
      4,158 Semtech Corp*                                                 59,210
      2,800 Silicon Laboratories Inc*                                     74,592
     10,475 Teradyne Inc*                                                181,322
     98,794 Texas Instruments Inc                                      1,738,774
      7,597 TriQuint Semiconductor Inc*                                   31,604
     19,243 Xilinx Inc*                                                  487,040
                                                                     $18,434,972

ENGINEERING & CONSTRUCTION --- 0.08%
      2,700 Dycom Industries Inc*                                         44,010
      4,627 Fluor Corp                                                   155,652
      2,287 Granite Construction Inc                                      43,819
      3,160 Jacobs Engineering Group Inc*                                133,194
      3,650 McDermott International Inc*                                  23,105
      6,550 Quanta Services Inc*                                          46,505
                                                                        $446,285

FINANCIAL SERVICES --- 5.69%
      4,687 Astoria Financial Corp                                       130,908
     44,042 Bank of New York Co Inc                                    1,266,208
    294,177 Citigroup Inc                                             12,590,776
      7,488 Countrywide Credit Industries Inc                            520,940
      3,991 Eaton Vance Corp                                             126,116
     56,009 Fannie Mae (nonvtg)                                        3,777,247
      6,200 Federated Investors Inc Class B                              170,004
     14,475 Franklin Resources Inc                                       565,538
     39,258 Freddie Mac                                                1,993,129
      2,800 GATX Corp                                                     45,780
      8,729 Golden West Financial Corp                                   698,407
      5,385 GreenPoint Financial Corp                                    274,312
      3,161 Independence Community Bank Corp                              89,203
      3,148 IndyMac Bancorp Inc                                           80,022
      3,700 Investors Financial Services Corp                            107,337
    116,064 JP Morgan Chase & Co                                       3,967,068
     13,630 Janus Capital Group Inc                                      223,532
      3,773 Legg Mason Inc                                               245,056
      5,680 MGIC Investment Corp                                         264,915
      8,444 Moody's Corp                                                 445,083
      4,050 Neuberger Berman Inc                                         161,636
      7,982 New York Community Bancorp Inc                               232,196
      5,101 PMI Group Inc                                                136,911
     18,713 Principal Financial Group                                    603,494
      5,311 Radian Group Inc                                             194,648
      3,724 Roslyn Bancorp Inc                                            80,029
      5,963 SEI Investments Co                                           190,816
     14,830 Sovereign Bancorp Inc                                        232,090
      6,956 T Rowe Price Group Inc                                       262,589
      4,678 Waddell & Reed Financial Class A                             120,084
     53,163 Washington Mutual Inc                                      2,195,632
      2,618 Webster Financial Corp                                        98,960
                                                                     $32,090,666

FOOD & BEVERAGES --- 3.90%
      2,100 Adolph Coors Co Class B                                      102,858
     47,647 Anheuser-Busch Co Inc                                      2,432,379
      3,456 Brown-Forman Corp                                            271,711
     23,461 Campbell Soup Co                                             574,795
    140,751 Coca-Cola Co                                               6,532,254
     25,827 Coca-Cola Enterprises Inc                                    468,760
     30,662 ConAgra Foods Inc                                            723,623
      5,349 Constellation Brands Inc*                                    167,959
      7,688 Dean Foods Co*                                               242,172
     21,144 General Mills Inc                                          1,002,437
     20,029 HJ Heinz Co                                                  660,556
      7,555 Hershey Foods Corp                                           526,281
      7,848 Hormel Foods Corp                                            185,998
      2,550 Interstate Bakeries Corp                                      32,385
      2,862 JM Smucker Co                                                114,165
     23,189 Kellogg Co                                                   797,006
      2,098 Lancaster Colony Corp                                         81,109
      7,957 McCormick & Co Inc (nonvtg)                                  216,430
     15,636 Pepsi Bottling Group Inc                                     313,033
      8,191 PepsiAmericas Inc                                            102,879
     98,209 PepsiCo Inc                                                4,370,301
     44,334 Sara Lee Corp                                                833,923
      2,650 Sensient Technologies Corp                                    60,924
      6,209 Smithfield Foods Inc*                                        142,310
      3,012 Tootsie Roll Industries Inc                                   91,836
     19,952 Tyson Foods Inc Class A                                      211,890
     12,870 Wm Wrigley Jr Co                                             723,680
                                                                     $21,983,654

GOLD, METALS & MINING --- 0.53%
      6,150 AK Steel Holding Corp*                                        22,263
     48,294 Alcoa Inc                                                  1,231,497
      4,625 Allegheny Technologies Inc                                    30,525
      3,000 Arch Coal Inc                                                 68,940
      1,200 Carpenter Technology Corp                                     18,720
      8,307 Freeport-McMoRan Copper & Gold Inc                           203,522
     22,936 Newmont Mining Corp                                          744,503
      4,479 Nucor Corp                                                   218,799
      3,043 Peabody Energy Corp                                          102,214
      5,104 Phelps Dodge Corp*                                           195,687
      5,850 United States Steel Corp                                      95,765
      4,831 Worthington Industries Inc                                    64,735
                                                                      $2,997,170

HEALTH CARE RELATED --- 2.06%
      5,187 AdvancePCS*                                                  198,299
      8,649 Aetna Inc                                                    520,670
      6,333 AmericsourceBergen Corp                                      439,194
      7,907 Anthem Inc*                                                  610,025
      3,100 Apria Healthcare Group Inc*                                   77,128
      8,012 CIGNA Corp                                                   376,083
     25,557 Cardinal Health Inc                                        1,643,315
      5,545 Community Health Systems Inc*                                106,963
      3,455 Covance Inc*                                                  62,536
      3,406 Coventry Health Care Inc*                                    157,221
      4,456 Express Scripts Inc Class A*                                 304,434
      4,953 First Health Group Corp*                                     136,703
     29,196 HCA Inc                                                      935,440
     13,603 Health Management Associates Inc Class A                     250,975
      6,659 Health Net Inc*                                              219,414
      2,576 Henry Schein Inc*                                            134,828
      9,213 Humana Inc*                                                  139,116
     13,793 IMS Health Inc                                               248,136
      2,200 LifePoint Hospitals Inc*                                      46,068
      5,937 Lincare Holdings Inc*                                        187,075
      5,117 Manor Care Inc*                                              127,976
     16,566 McKesson HBOC Inc                                            592,069
      5,770 Omnicare Inc                                                 194,968
      4,816 Oxford Health Plans Inc*                                     202,416
      2,091 PacifiCare Health Systems Inc*                               103,149
      3,892 Patterson Dental Co*                                         176,619
      5,992 Quest Diagnostics Inc*                                       382,290
      6,693 Quintiles Transnational Corp*                                 94,974
     26,645 Tenet Healthcare Corp*                                       310,414
      4,252 Triad Hospitals Inc*                                         105,535
     33,862 United Health Group Inc                                    1,701,566
      3,360 Universal Health Services Inc Class B*                       133,123
      8,308 Wellpoint Health Networks Inc*                               700,364
                                                                     $11,619,086

HOMEBUILDING --- 0.25%

      3,539 Centex Corp                                                  275,299
      7,704 Clayton Homes Inc                                             96,685
      8,400 DR Horton Inc                                                236,040
      2,732 KB Home                                                      169,329
      4,083 Lennar Corp Class A                                          291,935
        438 Lennar Corp Class B                                           30,091
      3,533 Pulte Corp                                                   217,845
      3,995 Toll Brothers Inc*                                           113,098
                                                                      $1,430,322

HOTELS/MOTELS --- 0.42%

     35,918 Carnival Corp                                              1,167,694
      5,283 Extended Stay America Inc*                                    71,268
     21,488 Hilton Hotels Corp                                           274,832
     13,272 Marriott International Inc Class A                           509,910
     11,474 Starwood Hotels & Resorts Worldwide Inc                      328,042
                                                                      $2,351,746

HOUSEHOLD GOODS --- 2.33%
      3,750 American Greetings Corp Class A*                              73,650
      4,468 Black & Decker Corp                                          194,135
      2,614 Blyth Industries Inc                                          71,101
      2,300 Church & Dwight Co Inc                                        75,279
     12,396 Clorox Co                                                    528,689
     30,802 Colgate-Palmolive Co                                       1,784,976
      5,413 Dial Corp                                                    105,283
      4,772 Energizer Holdings Inc*                                      149,841
      8,320 Fortune Brands Inc                                           434,304
      3,200 Furniture Brands International Inc*                           83,520
     29,081 Kimberly-Clark Corp                                        1,516,283
     10,936 Leggett & Platt Inc                                          224,188
      4,409 Maytag Corp                                                  107,668
      3,783 Mohawk Industries Inc*                                       210,070
     15,665 Newell Rubbermaid Inc                                        438,620
     73,968 Procter & Gamble Co                                        6,596,466
      3,350 Snap-on Inc                                                   97,251
      4,866 Stanley Works                                                134,302
      3,250 Tupperware Corp                                               46,670
      3,904 Whirlpool Corp                                               248,685
                                                                     $13,120,981

INSURANCE RELATED --- 4.50%
     15,147 ACE Ltd                                                      519,391
     29,279 AFLAC Inc                                                    900,329
      2,950 Allmerica Financial Corp*                                     53,071
     40,194 Allstate Corp                                              1,432,916
      6,047 Ambac Financial Group Inc                                    400,614
      2,236 AmerUs Group Co                                               63,033
      3,900 American Financial Group Inc                                  88,920
    149,068 American International Group Inc                           8,225,572
     17,793 Aon Corp                                                     428,455
      5,147 Arthur J Gallagher & Co                                      139,998
      3,877 Brown & Brown Inc                                            126,003
     10,600 Chubb Corp                                                   636,000
      9,190 Cincinnati Financial Corp                                    340,857
      3,236 Everest Re Group Ltd                                         247,554
      7,737 Fidelity National Financial Inc                              237,990
      4,370 First American Financial Corp                                115,150
      3,600 HCC Insurance Holdings Inc                                   106,452
     15,963 Hartford Financial Services Group Inc                        803,897
      2,400 Horace Mann Educators Corp                                    38,712
      8,077 Jefferson-Pilot Corp                                         334,872
     16,464 John Hancock Financial Services Inc                          505,939
     10,142 Lincoln National Corp                                        361,359
     10,564 Loews Corp                                                   499,572
      8,186 MBIA Inc                                                     399,068
     30,610 Marsh & McLennan Cos Inc                                   1,563,253
     43,395 MetLife Inc                                                1,228,946
      2,700 Mony Group Inc                                                72,765
      3,432 Ohio Casualty Corp*                                           45,234
      6,939 Old Republic International Corp                              237,800
     12,455 Progressive Corp                                             910,461
      3,898 Protective Life Corp                                         104,272
     31,450 Prudential Financial Inc                                   1,058,293
      7,923 SAFECO Corp                                                  279,523
     13,008 St Paul Cos Inc                                              474,922
      1,660 StanCorp Financial Group Inc                                  86,685
      6,591 Torchmark Corp                                               245,515
     57,486 Travelers Property Casualty Corp                             906,554
      3,882 Unitrin Inc                                                  105,280
     16,421 UnumProvident Corp                                           220,206
      3,200 WR Berkley Corp*                                             168,640
      7,838 XL Capital Ltd Class A                                       650,554
                                                                     $25,364,627

INVESTMENT BANK/BROKERAGE FIRM --- 1.76%
      4,599 AG Edwards Inc                                               157,286
      5,691 Bear Stearns Co Inc                                          412,142
     77,130 Charles Schwab Corp                                          778,242
     20,373 E*TRADE Group Inc*                                           173,171
     26,907 Goldman Sachs Group Inc                                    2,253,461
      2,600 Investment Technology Group Inc*                              48,360
      3,409 LaBranche & Co Inc                                            70,532
     13,840 Lehman Brothers Holdings Inc                                 920,083
     53,126 Merrill Lynch & Co Inc                                     2,479,922
     62,159 Morgan Stanley                                             2,657,297
                                                                      $9,950,496

LEISURE & ENTERTAINMENT --- 2.42%
    256,958 AOL Time Warner Inc*                                       4,134,454
      5,154 Brunswick Corp                                               128,953
      4,250 Callaway Golf Co                                              56,185
      3,240 GTECH Holdings Corp*                                         121,986
     17,278 Harley-Davidson Inc                                          688,701
      6,243 Harrah's Entertainment Inc*                                  251,218
      9,802 Hasbro Inc                                                   171,437
      4,870 International Game Technology*                               498,347
      2,996 International Speedway Corp Class A                          118,372
      3,411 Mandalay Resort Group*                                       108,640
     25,105 Mattel Inc                                                   474,987
     17,119 Park Place Entertainment Corp*                               155,612
      5,250 Six Flags Inc*                                                35,595
    100,303 Viacom Inc Class B*                                        4,379,229
    116,661 Walt Disney Co                                             2,304,055
                                                                     $13,627,771

MACHINERY --- 1.24%

      4,298 AGCO Corp*                                                    73,410
     19,689 Caterpillar Inc                                            1,095,890
      3,345 Crane Co                                                      75,697
      2,350 Cummins Engine Co Inc                                         84,342
      8,752 Danaher Corp                                                 595,574
     13,726 Deere & Co                                                   627,278
      2,444 Donaldson Co Inc                                             108,636
     11,547 Dover Corp                                                   345,948
      4,255 Eaton Corp                                                   334,486
      2,673 Federal Signal Corp                                           46,965
      3,100 Flowserve Corp*                                               60,977
      2,300 Harsco Corp                                                   82,915
      5,292 ITT Industries Inc                                           346,414
     17,610 Illinois Tool Works Inc                                    1,159,619
      9,714 Ingersoll-Rand Co                                            459,666
      1,989 Kennametal Inc                                                67,308
      3,917 Navistar International Corp*                                 127,812
      1,900 Nordson Corp                                                  45,315
      6,715 PACCAR Inc                                                   453,665
      7,009 Pall Corp                                                    157,703
      6,768 Parker-Hannifin Corp                                         284,188
      2,800 Pentair Inc                                                  109,368
      4,439 SPX Corp*                                                    195,582
      2,600 Trinity Industries Inc                                        48,126
                                                                      $6,986,884

MANUFACTURING --- 0.01%

      1,100 Tecumseh Products Co Class A                                  42,141
                                                                         $42,141

MEDICAL PRODUCTS --- 1.98%
      5,611 Apogent Technologies Inc*                                    112,220
     11,940 Applera Corp Applied Biosystems Group                        227,218
      3,009 Bausch & Lomb Inc                                            112,838
     34,075 Baxter International Inc                                     885,950
      3,454 Beckman Coulter Inc                                          140,371
     14,560 Becton Dickinson & Co                                        565,656
     14,757 Biomet Inc                                                   422,936
     23,483 Boston Scientific Corp*                                    1,434,811
      2,985 CR Bard Inc                                                  212,860
      6,380 Cytyc Corp*                                                   67,118
      4,492 Dentsply International Inc                                   183,723
      3,468 Edwards Lifesciences Corp*                                   111,462
     17,678 Guidant Corp                                                 784,726
      3,550 Hillenbrand Industries Inc                                   179,098
     69,723 Medtronic Inc                                              3,344,612
      2,800 Millipore Corp*                                              124,236
     10,334 St Jude Medical Inc*                                         594,205
      3,899 Steris Corp*                                                  90,028
     11,329 Stryker Corp                                                 785,893
      2,850 VISX Inc*                                                     49,448
      3,899 Varian Medical Systems Inc*                                  224,465
     11,211 Zimmer Holdings Inc*                                         505,056
                                                                     $11,158,930

MISCELLANEOUS --- 0.02%

      3,439 Leucadia National Corp                                       127,656
                                                                        $127,656

OFFICE EQUIPMENT & SUPPLIES --- 0.26%
      6,371 Avery Dennison Corp                                          319,824
      3,306 HON Industries Inc                                           100,833
      4,121 Herman Miller Inc                                             83,285
     13,394 Pitney Bowes Inc                                             514,464
     44,780 Xerox Corp*                                                  474,220
                                                                      $1,492,626

OIL & GAS --- 5.83%
      5,119 Amerada Hess Corp                                            251,752
     14,232 Anadarko Petroleum Corp                                      632,897
      9,274 Apache Corp                                                  603,366
      3,916 Ashland Inc                                                  120,143
      9,042 BJ Services Co*                                              337,809
     19,205 Baker Hughes Inc                                             644,712
     11,439 Burlington Resources Inc                                     618,507
     61,036 ChevronTexaco Corp                                         4,406,799
     38,787 ConocoPhillips                                             2,125,528
      3,150 Cooper Cameron Corp*                                         158,697
     13,225 Devon Energy Corp                                            706,215
      8,563 ENSCO International Inc                                      230,345
      6,595 EOG Resources Inc                                            275,935
    381,623 Exxon Mobil Corp                                          13,704,082
      3,755 FMC Technologies Inc*                                         79,043
      2,761 Forest Oil Corp*                                              69,356
      6,859 Grant Prideco Inc*                                            80,593
     24,940 Halliburton Co                                               573,620
      3,750 Hanover Compressor Co*                                        42,375
      2,800 Helmerich & Payne Inc                                         81,760
      5,773 Kerr-McGee Corp                                              258,630
     17,665 Marathon Oil Corp                                            465,473
      5,284 Murphy Oil Corp                                              277,938
      8,361 Nabors Industries Ltd*                                       330,678
      4,751 National-Oilwell Inc*                                        104,522
      7,630 Noble Corp*                                                  261,709
      3,250 Noble Energy Inc                                             122,850
     21,668 Occidental Petroleum Corp                                    726,961
      1,900 Overseas Shipholding Group Inc                                41,819
      4,611 Patterson-UTI Energy Inc*                                    149,396
      6,721 Pioneer Natural Resources Co*                                175,418
      3,536 Pogo Producing Co                                            151,164
      7,595 Pride International Inc*                                     142,938
      5,323 Rowan Cos Inc*                                               119,235
     33,319 Schlumberger Ltd                                           1,584,985
      5,784 Smith International Inc*                                     212,504
      4,356 Sunoco Inc                                                   164,395
      3,450 Tidewater Inc                                                101,327
     18,239 Transocean Sedco Forex Inc*                                  400,711
     14,718 Unocal Corp                                                  422,259
      6,514 Valero Energy Corp                                           236,654
      5,476 Varco International Inc*                                     107,330
      6,877 Weatherford International Ltd*                               288,146
      1,900 Western Gas Resources Inc                                     75,240
     10,400 XTO Energy Inc                                               209,144
                                                                     $32,874,960

PAPER & FOREST PRODUCTS --- 0.52%
      3,350 Boise Cascade Corp                                            80,065
      3,137 Bowater Inc                                                  117,481
     14,279 Georgia-Pacific Corp                                         270,587
      2,400 Glatfelter Co                                                 35,400
     27,323 International Paper Co                                       976,251
      2,850 Longview Fibre Co                                             23,370
      5,912 Louisiana-Pacific Corp*                                       64,086
     11,403 MeadWestvaco Corp                                            281,654
      5,939 Packaging Corp of America*                                   109,456
      1,600 Potlatch Corp                                                 41,200
      2,400 Rayonier Inc                                                  79,200
      5,505 Sonoco Products Co                                           132,230
      2,941 Wausau-Mosinee Paper Corp                                     32,939
     12,536 Weyerhaeuser Co                                              676,944
                                                                      $2,920,863

PERSONAL LOANS --- 1.15%
      8,845 AmeriCredit Corp*                                             75,625
     74,120 American Express Co                                        3,098,957
     13,000 Capital One Financial Corp                                   639,340
     73,013 MBNA Corp                                                  1,521,591
     16,550 Providian Financial Corp*                                    153,253
     25,938 SLM Corp                                                   1,015,991
                                                                      $6,504,757

PHARMACEUTICALS --- 9.17%

     89,192 Abbott Laboratories                                        3,903,042
      7,498 Allergan Inc                                                 578,096
      3,852 Barr Laboratories Inc*                                       252,306
    110,762 Bristol-Myers Squibb Co                                    3,007,188
     64,255 Eli Lilly & Co                                             4,431,667
     20,754 Forest Laboratories Inc*                                   1,136,282
      4,700 ICN Pharmaceuticals Inc                                       78,772
     11,051 IVAX Corp*                                                   197,260
    169,642 Johnson & Johnson                                          8,770,491
     13,696 King Pharmaceuticals Inc*                                    202,153
    128,121 Merck & Co Inc                                             7,757,727
     10,496 Mylan Laboratories Inc                                       364,946
      3,950 Perrigo Co                                                    61,778
    451,068 Pfizer Inc                                                15,403,972
      1,903 Pharmaceutical Resources Inc*                                 92,600
      6,716 SICOR Inc*                                                   136,603
     83,912 Schering-Plough Corp                                       1,560,763
      4,810 Sepracor Inc*                                                 86,724
      6,121 Watson Pharmaceuticals Inc*                                  247,105
     75,881 Wyeth                                                      3,456,380
                                                                     $51,725,855

PHOTOGRAPHY/IMAGING --- 0.08%

     16,321 Eastman Kodak Co                                             446,379
                                                                        $446,379

POLLUTION CONTROL --- 0.22%
     11,943 Allied Waste Industries Inc*                                 120,027
      9,162 Republic Services Inc*                                       207,703
      2,300 Stericycle Inc*                                               88,504
     33,734 Waste Management Inc                                         812,652
                                                                      $1,228,886

PRINTING & PUBLISHING --- 0.88%
      1,400 Banta Corp                                                    45,318
      6,384 Belo Corp Class A                                            142,746
      4,697 Dow Jones & Co Inc                                           202,112
     15,415 Gannett Co Inc                                             1,184,026
      4,721 Knight-Ridder Inc                                            325,419
      2,500 Lee Enterprises Inc                                           93,825
     10,943 McGraw-Hill Cos Inc                                          678,466
      1,400 Media General Inc Class A                                     80,080
      2,866 Meredith Corp                                                126,104
      8,672 New York Times Co Class A                                    394,576
      6,411 RR Donnelley & Sons Co                                       167,584
      5,554 Reader's Digest Association Inc Class A                       74,868
      2,200 Scholastic Corp*                                              65,516
     17,628 Tribune Co                                                   851,432
      2,963 Valassis Communications Inc*                                  76,208
        639 Washington Post Co Class B                                   468,323
                                                                      $4,976,603

RAILROADS --- 0.40%

     21,291 Burlington Northern Santa Fe Corp                            605,516
     12,177 CSX Corp                                                     366,406
     22,228 Norfolk Southern Corp                                        426,778
     14,503 Union Pacific Corp                                           841,464
                                                                      $2,240,164

REAL ESTATE --- 0.47%
      4,585 AMB Property Corp REIT                                       129,159
      5,332 Apartment Investment & Management Co Class A REIT            184,487
     22,996 Equity Office Properties Trust REIT                          621,122
     15,584 Equity Residential REIT                                      404,405
      3,568 Hospitality Properties Trust REIT                            111,500
      4,459 Liberty Property Trust REIT                                  154,281
      3,279 Mack-Cali Realty Corp REIT                                   119,290
      5,555 New Plan Excel Realty Trust REIT                             118,599
     10,474 Plum Creek Timber Co Inc REIT                                271,800
     10,836 Simon Property Group Inc REIT                                422,929
      6,350 United Dominion Realty Trust Inc REIT                        109,347
                                                                      $2,646,919

RESTAURANTS --- 0.71%

      3,180 Applebee's International Inc                                  99,947
      2,000 Bob Evans Farms Inc                                           55,260
      5,548 Brinker International Inc*                                   199,839
      2,872 CBRL Group Inc                                               111,606
      2,922 Cheesecake Factory Inc*                                      104,871
      9,541 Darden Restaurants Inc                                       181,088
      3,366 Krispy Kreme Doughnuts Inc*                                  138,612
     72,635 McDonald's Corp                                            1,602,328
      4,320 Outback Steakhouse Inc                                       168,480
      3,592 Ruby Tuesday Inc                                              88,830
     22,314 Starbucks Corp*                                              547,139
      6,451 Wendy's International Inc                                    186,885
     16,747 Yum! Brands Inc*                                             495,041
                                                                      $3,979,926

RETAIL --- 6.84%

      4,057 99 Cents Only Stores*                                        139,236
      5,568 Abercrombie & Fitch Co*                                      158,187
     20,872 Albertson's Inc                                              400,742
      4,050 American Eagle Outfitters Inc*                                73,386
     15,976 AutoNation Inc*                                              251,143
      5,116 AutoZone Inc*                                                388,663
      3,885 BJ's Wholesale Club Inc*                                      58,508
      3,687 Barnes & Noble Inc*                                           84,985
     16,916 Bed Bath & Beyond Inc*                                       656,510
     18,424 Best Buy Co Inc*                                             809,182
      6,572 Big Lots Inc*                                                 98,843
      4,325 Borders Group Inc*                                            76,163
     22,536 CVS Corp                                                     631,684
      5,874 CarMax Inc*                                                  177,101
      4,862 Chicos FAS Inc*                                              102,345
     11,780 Circuit City Stores Inc - CarMax Group                       103,664
      2,825 Claire's Stores Inc                                           71,642
     26,092 Costco Wholesale Corp*                                       954,967
      4,823 Dillard's Inc                                                 64,966
     18,989 Dollar General Corp                                          346,739
      6,495 Dollar Tree Stores Inc*                                      206,086
      9,792 Family Dollar Stores Inc                                     373,565
     10,660 Federated Department Stores Inc                              392,821
     50,822 Gap Inc                                                      953,421
    131,234 Home Depot Inc                                             4,346,470
     15,295 JC Penney Co Inc                                             257,721
     19,423 Kohl's Corp*                                                 997,954
     43,066 Kroger Co*                                                   718,341
     29,770 Limited Inc                                                  461,435
      2,100 Longs Drug Stores Corp                                        34,860
     44,601 Lowe's Cos Inc                                             1,915,613
     16,438 May Department Stores Co                                     365,910
      3,836 Michaels Stores Inc*                                         145,998
      2,700 Neiman Marcus Group Inc*                                      98,820
      7,740 Nordstrom Inc                                                151,085
     17,626 Office Depot Inc*                                            255,753
      3,800 Payless ShoeSource Inc*                                       47,500
      8,016 Petsmart Inc*                                                133,627
      5,059 Pier 1 Imports Inc                                           103,204
      9,568 RadioShack Corp                                              251,734
      4,437 Ross Stores Inc                                              189,637
      2,600 Ruddick Corp                                                  40,872
     25,166 Safeway Inc*                                                 514,896
      8,068 Saks Inc*                                                     78,260
     17,546 Sears Roebuck & Co                                           590,247
      8,414 Sherwin-Williams Co                                          226,168
     27,803 Staples Inc*                                                 510,185
     29,120 TJX Cos Inc                                                  548,621
     52,058 Target Corp                                                1,969,875
      8,297 Tiffany & Co                                                 271,146
     12,147 Toys R Us Inc*                                               147,222
    250,236 Wal-Mart Stores Inc                                       13,430,166
     58,534 Walgreen Co                                                1,761,873
      3,452 Whole Foods Market Inc*                                      164,074
      6,541 Williams-Sonoma Inc*                                         190,997
      8,026 Winn-Dixie Stores Inc                                         98,800
                                                                     $38,593,613

SHOES --- 0.18%

     15,059 NIKE Inc Class B                                             805,506
      3,350 Reebok International Ltd*                                    112,661
      2,095 Timberland Co Class A*                                       110,742
                                                                      $1,028,909

SPECIALIZED SERVICES --- 2.32%
      7,637 Affiliated Computer Services Inc Class A*                    349,240
     10,024 Apollo Group Inc*                                            619,082
     34,170 Automatic Data Processing Inc                              1,156,996
      6,796 BISYS Group Inc*                                             124,843
      3,050 Brink's Co                                                    44,439
      2,900 CSG Systems International Inc*                                40,977
      2,711 Career Education Corp*                                       185,487
      2,990 Catalina Marketing Corp*                                      52,774
     58,128 Cendant Corp*                                              1,064,905
      8,435 Ceridian Corp*                                               143,142
      3,795 Certegy Inc*                                                 105,311
      4,473 CheckFree Corp*                                              124,528
      4,927 ChoicePoint Inc*                                             170,080
      9,783 Cintas Corp                                                  346,710
     10,724 Computer Sciences Corp*                                      408,799
     27,734 Concord EFS Inc*                                             408,244
      8,430 Convergys Corp*                                              134,880
      5,209 Copart Inc*                                                   49,225
      2,516 Corinthian Colleges Inc*                                     122,202
        302 Corrections Corp of America*                                   7,650
      6,772 DST Systems Inc*                                             257,336
      3,940 DeVry Inc*                                                    91,763
      3,171 Deluxe Corp                                                  142,061
      4,250 Dun & Bradstreet Corp*                                       174,675
      2,098 Education Management Corp*                                   111,572
     27,316 Electronic Data Systems Corp                                 585,928
      8,008 Equifax Inc                                                  208,208
     42,723 First Data Corp                                            1,770,441
     11,043 Fiserv Inc*                                                  393,241
     10,234 H&R Block Inc                                                442,621
      4,983 Harte-Hanks Inc                                               94,677
     22,229 Interpublic Group of Cos Inc                                 297,424
      2,050 Kelly Services Inc Class A                                    48,073
      2,100 Korn/Ferry International*                                     17,010
      4,420 Manpower Inc                                                 163,938
      6,336 Monster Worldwide Inc*                                       125,009
     10,755 Omnicom Group Inc                                            771,134
     21,500 Paychex Inc                                                  630,165
      9,654 Robert Half International Inc*                               182,847
      2,500 Rollins Inc                                                   47,125
      8,141 Sabre Holdings Corp                                          200,676
      3,490 Sotheby's Holdings Inc Class A*                               25,966
     16,193 SunGard Data Systems Inc*                                    419,561
      2,300 Sylvan Learning Systems Inc*                                  52,532
      4,350 United Rentals Inc*                                           60,422
      5,060 Viad Corp                                                    113,293
                                                                     $13,087,212

TELEPHONE & TELECOMMUNICATIONS --- 3.59%
     17,848 ALLTEL Corp                                                  860,631
     44,891 AT&T Corp                                                    864,152
    154,941 AT&T Wireless Services Inc*                                1,272,066
    105,540 BellSouth Corp                                             2,810,530
      8,223 CenturyTel Inc                                               286,572
     12,500 Cincinnati Bell Inc*                                          83,750
     16,098 Citizens Communications Co*                                  207,503
     58,654 Nextel Communications Inc*                                 1,060,464
      3,050 Price Communications Corp*                                    39,376
     96,860 Qwest Communications International Inc*                      462,991
    189,802 SBC Communications Inc                                     4,849,441
     51,309 Sprint Corp                                                  738,850
     58,407 Sprint PCS Corp*                                             335,840
      3,265 Telephone & Data Systems Inc                                 162,271
    157,135 Verizon Communications                                     6,198,976
                                                                     $20,233,413

TEXTILES --- 0.16%

      5,182 Coach Inc*                                                   257,753
      7,298 Jones Apparel Group Inc*                                     213,539
      6,113 Liz Claiborne Inc                                            215,483
      3,050 Unifi Inc*                                                    18,910
      6,132 VF Corp                                                      208,304
                                                                        $913,989

TOBACCO --- 1.03%

    115,714 Altria Group Inc                                           5,258,044
      4,832 RJ Reynolds Tobacco Holdings Inc                             179,799
      9,517 UST Inc                                                      333,381
      1,400 Universal Corp                                                59,220
                                                                      $5,830,444

TRANSPORTATION --- 0.04%

      2,300 Alexander & Baldwin Inc                                       61,019
      4,734 Swift Transportation Co Inc*                                  88,147
      3,576 Werner Enterprises Inc                                        75,811
                                                                        $224,977

UNIT INVESTMENT TRUST --- 0.09%
      4,980 S & P 500 Depositary Receipt                                 485,562
                                                                        $485,562

UTILITIES --- 0.88%

     34,977 AES Corp*                                                    222,104
      3,621 AGL Resources Inc                                             92,118
     11,050 Aquila Inc                                                    28,509
     21,725 Calpine Corp*                                                143,385
     51,433 Duke Energy Corp                                           1,026,088
     21,250 Dynegy Inc Class A*                                           89,250
     34,230 El Paso Corp                                                 276,578
      8,295 Energy East Corp                                             172,204
      3,616 Equitable Resources Inc                                      147,316
      8,951 KeySpan Corp                                                 317,313
      7,024 Kinder Morgan Inc                                            383,862
      4,255 MDU Resources Group Inc                                      142,500
     23,064 Mirant Corp*                                                  66,886
      2,500 NICOR Inc                                                     92,775
      4,633 National Fuel Gas Co                                         120,690
     14,989 NiSource Inc                                                 284,791
      4,211 ONEOK Inc                                                     82,662
      2,100 Peoples Energy Corp                                           90,069
      4,735 Questar Corp                                                 158,480
      6,376 Scana Corp                                                   218,569
     11,799 Sempra Energy                                                336,625
      6,650 Sierra Pacific Resources*                                     39,501
      3,916 Vectren Corp                                                  98,096
      2,759 WGL Holdings Inc                                              73,665
     29,513 Williams Cos Inc                                             233,153
                                                                      $4,937,189

WATER --- 0.02%

      3,893 Philadelphia Suburban Corp                                    94,911
                                                                         $94,911

TOTAL COMMON STOCK --- 99.54%                                       $561,424,861
(Cost $507,878,699)

SHORT-TERM INVESTMENTS

  2,101,000 Fannie Mae                                                 2,101,000
               1.120%, July 1, 2003
500,000 United States of America (1)                                     497,725
               0.920%, December 26, 2003

TOTAL SHORT-TERM INVESTMENTS --- 0.46%                                $2,598,725
(Cost $2,598,725)

TOTAL STOCK INDEX PORTFOLIO --- 100%                                $564,023,586
(Cost $510,477,424)

Legend

(1)     Collateral for Futures

    @ Security has no market value at June 30, 2003.

    CVO - Contingent Value Obligation
    REIT - Real Estate Investment Trust
    *  Non-income Producing Security
    See Notes to Financial Statements

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003